Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended	14 Months Ended	19 Months Ended	21 Months Ended	24 Months Ended	26 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	38 Months Ended	43 Months Ended	45 Months Ended	48 Months Ended	50 Months Ended	55 Months Ended	57 Months Ended	60 Months Ended	62 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	74 Months Ended	79 Months Ended	81 Months Ended	84 Months Ended	86 Months Ended	91 Months Ended	93 Months Ended	96 Months Ended	98 Months Ended	103 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Feb. 28, 2017	Oct. 14, 2016	Aug. 01, 2016	Apr. 30, 2015	Apr. 30, 2017	Apr. 30, 2025	Apr. 30, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2018	Apr. 30, 2018	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025
C000122071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Focus Equity Fund Class A
Accumulated Value				$ 9,473.47					$ 9,207.82				$ 11,184.09				$ 13,920.24				$ 16,165.4				$ 18,275.28				$ 28,241.96				$ 23,338.23				$ 23,046.55				$ 31,958.12	$ 39,697.08
C000122072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Focus Equity Fund Class C
Accumulated Value				10,000					9,650.08				11,630.36				14,364.7				16,557.51				18,574.02				28,490.64				23,363.18				22,895.55				31,748.76	39,437.02
C000024998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Focus Equity Fund Class I
Accumulated Value				10,000					9,733.12				11,820.61				14,716.11				17,095.56				19,344.79				29,907.72				24,723.05				24,422.23				33,872.96	42,089.3
C000179522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Focus Equity Fund Class Y
Accumulated Value	$ 500,000				$ 524,571.86					$ 655,918.81				$ 764,509.84				$ 866,936.01				$ 1,344,184.54				$ 1,114,582.25				$ 1,104,833.09				$ 1,537,563.36				$ 1,916,909.7
C000122073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Focus Equity Fund Class Z
Accumulated Value				500,000.01					487,990.74				594,066.51				741,807.06				864,319.07				980,328.23				1,519,845.88				1,259,937.72				1,248,258.29				1,736,357.19	2,164,014.48
C000025000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Small Cap Growth Institutional Fund Class I
Accumulated Value				10,000					8,627.68				11,016.69				13,530.66				16,029.36				17,726.79				29,332.62				19,203.56				16,970.86				18,231.81	16,301.23
C000025001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Small Cap Growth Institutional Fund Class R
Accumulated Value				9,999.99					8,583.15				10,897.87				13,320.8				15,712.95				17,286.72				28,477.57				18,564.98				16,318.57				17,473.87	15,533.7
C000172687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Small Cap Growth Institutional Fund Class Z-2
Accumulated Value			$ 500,000					$ 581,107.49				$ 716,036.17				$ 851,377.78				$ 944,484.99				$ 1,568,352.4				$ 1,029,726.35				$ 913,222.25				$ 985,430.52				$ 884,177.69
C000025002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Mid Cap Growth Institutional Fund Class I
Accumulated Value				10,000					8,890.75				10,680.67				12,453.78				14,126.86				14,435.17				25,865.45				18,341.34				17,894.96				21,237.86	22,497.65
C000025003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Mid Cap Growth Institutional Fund Class R
Accumulated Value				9,999.99					8,846.32				10,558.8				12,253.26				13,833.95				14,061.99				25,082.89				17,704.69				17,195.65				20,299.56	21,379.71
C000174228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Mid Cap Growth Institutional Fund Class Z-2
Accumulated Value		$ 499,999.99					$ 579,726.64				$ 677,904.32				$ 771,174.46				$ 790,406.23				$ 1,420,677.55				$ 1,011,254.91				$ 991,156.74				$ 1,180,502.59				$ 1,253,490.65
C000025004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Capital Appreciation Institutional Fund Class I
Accumulated Value				10,000.01					9,766.36				11,671.4				13,996.1				16,136.82				17,996.67				26,916.84				22,042.56				21,429.45				29,749.65	35,877.45
C000025005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Capital Appreciation Institutional Fund Class R
Accumulated Value				10,000					9,717.73				11,558.77				13,797.2				15,841.44				17,584.44				26,181.6				21,349.86				20,664.79				28,566.38	34,298.67
C000179523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Capital Appreciation Institutional Fund Class Y
Accumulated Value	500,000.01				$ 521,663.79					$ 628,394.25				$ 727,683.58				$ 814,774.87				$ 1,223,271.37				$ 1,005,492.32				$ 981,580.46				$ 1,368,506.54				$ 1,656,853.34
C000174229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Alger Capital Appreciation Institutional Fund Class Z-2
Accumulated Value		500,000.01					$ 569,345.24				$ 685,070.42				$ 792,425.63				$ 886,621.45				$ 1,330,218.61				$ 1,092,763.61				$ 1,066,000.49				$ 1,485,900.48				$ 1,798,187.99
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	500,000	500,000		10,000					10,120.65				11,934.11				13,517.3				15,341.38				15,473.78				22,588.94				22,637.04				23,240.16				28,506.77	31,955
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000 Growth Index
Accumulated Value	$ 500,000	500,000		10,000					10,107.39				12,077.87				14,367.39				16,871.92				18,700.11				28,314.21				26,800.07				27,426.12				36,147.69	41,399.81
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Growth Index
Accumulated Value				10,000					9,173.33				11,380.66				13,269.76				14,186.83				12,879.22				21,785.69				16,025.01				16,140.91				18,140.1	18,578.65
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap Growth Index
Accumulated Value		$ 500,000		$ 10,000					$ 9,587.01				$ 11,104.63				$ 12,978.2				$ 15,267.48				$ 15,302.1				$ 23,561				$ 19,618.97				$ 19,932.34				$ 24,057.71	$ 27,342.23